UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2021

Date of reporting period: April 30, 2021

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund

The Rice Hall James Funds

Semi-Annual Report	April 30, 2021

RICE HALL JAMES SMALL CAP PORTFOLIO

RICE HALL JAMES MICRO CAP PORTFOLIO

Investment Adviser:

Rice Hall James & Associates, LLC

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS April 30, 2021

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-474-5669; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
April 30, 2021 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.8%

	Shares	Value
CONSUMER DISCRETIONARY — 14.6%
American Public Education*	12,800	$389,888
Callaway Golf	11,000	318,450
Five Below*	2,000	402,540
Papa John’s International	4,000	386,880
Skyline Champion*	10,700	475,401
Stride*	6,600	188,958
Travel + Leisure	7,200	464,616
WW International*	12,900	357,846

		2,984,579

CONSUMER STAPLES — 3.3%
Grocery Outlet Holding*	8,900	359,471
Primo Water	19,200	321,408

		680,879

ENERGY — 2.9%
Denbury*	11,000	598,510

FINANCIALS — 1.9%
Umpqua Holdings	21,100	393,304

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
April 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — 24.3%
Cardiovascular Systems*	9,300	$374,976
Coherus Biosciences*	21,900	324,120
Covetrus*	11,700	335,205
Encompass Health	4,700	398,842
Ensign Group	4,100	351,985
Harmony Biosciences Holdings*	11,800	345,740
Inmode*	3,500	302,155
Inovalon Holdings, Cl A*	13,800	416,898
ModivCare*	2,600	364,208
NuVasive*	5,700	407,265
Omnicell*	3,300	478,566
Pacira BioSciences*	6,800	429,624
R1 RCM*	9,400	256,432
Viemed Healthcare*	20,100	202,206

		4,988,222

INDUSTRIALS — 22.1%
Air Transport Services Group*	13,102	344,845
Arcosa	4,600	277,334
Gibraltar Industries*	4,300	394,998
Griffon	14,900	404,088
Hub Group, Cl A*	5,200	341,744
ICF International	5,100	464,406
Lindsay	2,000	331,560
Matson	7,000	457,310
Mercury Systems*	3,476	261,534
Primoris Services	8,268	270,033
Rexnord	6,800	339,524
Tetra Tech	2,800	357,364
Vicor*	3,098	285,728

		4,530,468

INFORMATION TECHNOLOGY — 24.1%
Axcelis Technologies*	8,600	357,158
Brooks Automation	4,200	425,586
EPAM Systems*	1,100	503,525
Fabrinet*	3,800	325,356
Lattice Semiconductor*	4,670	234,948

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
April 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued

Mimecast*	6,100	$264,862
Model N*	8,013	318,757
Pegasystems	3,300	418,902
Progress Software	11,000	480,260
Silicon Motion Technology ADR	4,370	313,853
Telos*	7,800	258,804
Verint Systems*	5,000	242,850
Viavi Solutions*	24,500	400,820
WNS Holdings ADR*	5,450	394,744

		4,940,425

MATERIALS — 4.6%

Ingevity*	4,500	351,360
Materion	4,700	332,807
Osisko Gold Royalties	21,700	262,136

		946,303

TOTAL COMMON STOCK (Cost $14,326,711)		20,062,690

SHORT-TERM INVESTMENT(A) — 2.2%

Dreyfus Treasury & Agency Cash Management Fund, Institutional Shares, 0.010% (Cost $455,318)	455,318	455,318

TOTAL INVESTMENTS— 100.0% (Cost $14,782,029)		$20,518,008

Percentages are based on Net Assets of $20,518,794.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2021.

ADR	American Depositary Receipt
Cl	Class

As of April 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. generally accepted accounting principles.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
April 30, 2021 (Unaudited)

For the period ended April 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
April 30, 2021 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 94.8%

	Shares	Value

COMMUNICATION SERVICES — 4.0%

Magnite*	16,392	$656,500
QuinStreet*	25,654	520,006
Thryv Holdings*	34,800	967,092

		2,143,598

CONSUMER DISCRETIONARY — 12.3%

American Public Education*	32,800	999,088
Aspen Group*	52,197	248,980
Clarus	43,205	804,045
Core-Mark Holding	17,235	733,522
Designer Brands, Cl A	37,800	669,060
El Pollo Loco Holdings*	32,000	542,080
Johnson Outdoors, Cl A	6,524	925,168
Stride*	15,361	439,785
XPEL*	9,668	619,719
Zumiez*	15,254	655,464

		6,636,911

CONSUMER STAPLES — 2.3%
elf Beauty*	19,292	583,583
Utz Brands	22,200	650,460

		1,234,043

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
April 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

ENERGY — 1.2%

National Energy Services Reunited*	48,882	$620,313

FINANCIALS — 4.4%

Federal Agricultural Mortgage, Cl C	6,300	648,018
Guaranty Bancshares	12,693	493,758
Pacific Premier Bancorp	15,563	685,239
QCR Holdings	11,600	559,352

		2,386,367

HEALTH CARE — 24.0%

Accuray*	133,611	627,972
Antares Pharma*	192,094	728,036
BioDelivery Sciences International*	78,500	271,610
CareDx*	8,518	673,518
Cerus*	108,097	659,392
CryoPort*	9,017	510,092
Inogen*	12,884	842,485
IntriCon*	28,103	650,022
iRadimed*	18,938	524,393
Lantheus Holdings*	26,515	628,405
LeMaitre Vascular	16,304	855,471
Mesa Laboratories	2,104	523,160
ModivCare*	3,772	528,382
NeoGenomics*	15,896	778,745
STAAR Surgical*	6,018	824,526
Surmodics*	16,400	877,236
Tactile Systems Technology*	12,317	705,764
U.S. Physical Therapy	4,928	554,153
Utah Medical Products	7,460	650,960
Viemed Healthcare*	53,000	533,180

		12,947,502

INDUSTRIALS — 21.0%

Air Transport Services Group*	20,828	548,193
Alamo Group	3,800	597,550
Allied Motion Technologies	14,685	764,354
CBIZ*	19,951	670,154
Construction Partners, Cl A*	18,521	587,671

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
April 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
CRA International	9,196	$738,071
Energy Recovery*	37,571	796,505
Exponent	7,406	713,420
Huron Consulting Group*	11,072	622,911
Kornit Digital*	5,579	545,403
Montrose Environmental Group*	12,847	696,436
MYR Group*	15,166	1,181,432
Radiant Logistics*	87,875	587,005
Shyft Group	23,177	820,929
Sterling Construction*	43,491	906,787
Vicor*	5,560	512,799

		11,289,620

INFORMATION TECHNOLOGY — 20.5%
ADTRAN	47,079	804,580
Airgain*	27,689	654,291
Axcelis Technologies*	17,041	707,713
Ebix	15,400	463,694
Harmonic*	80,577	630,112
Immersion*	65,500	561,335
Lattice Semiconductor*	7,937	399,310
Luna Innovations*	59,900	679,266
MagnaChip Semiconductor*	33,827	846,013
Model N*	16,933	673,595
OneSpan*	25,263	677,301
Perficient*	12,649	829,901
Powerfleet*	80,200	606,312
QAD, Cl A	9,500	671,555
Silicon Motion Technology ADR	9,808	704,411
Vishay Precision Group*	21,100	672,668
Zix*	58,477	461,091

		11,043,148

MATERIALS — 3.8%
Haynes International	22,313	652,432
Ranpak Holdings, Cl A*	40,146	772,008
UFP Technologies*	12,539	627,702

		2,052,142

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
April 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

REAL ESTATE — 1.3%
RE, Cl A	19,005	$698,054

TOTAL COMMON STOCK (Cost $31,858,757)		51,051,698

SHORT-TERM INVESTMENT(A) — 5.3%

Dreyfus Treasury & Agency Cash Management Fund, Institutional Shares , 0.010% (Cost $2,842,626)	2,842,626	2,842,626

TOTAL INVESTMENTS— 100.1% (Cost $34,701,383)		$53,894,324

Percentages are based on Net Assets of $53,861,992.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2021.

ADR	American Depositary Receipt
Cl	Class

As of April 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. generally accepted accounting principles.

For the period ended April 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
April 30, 2021 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Small Cap Portfolio	Micro Cap Portfolio
Assets:

Investments at Value (Cost $14,782,029 and $34,701,383, respectively)	$20,518,008	$53,894,324

Receivable for Capital Shares Sold	21,685	99,830

Dividends Receivable	10	1,810

Prepaid Expenses	10,960	14,019

Total Assets	20,550,663	54,009,983

Liabilities:

Transfer Agent Fees Payable	21,856	20,950

Payable to Administrator	3,928	10,458

Payable for Capital Shares Redeemed	2,183	60,000

Payable to Trustees	1,661	6,091

Payable to Investment Adviser	1,463	20,646

Chief Compliance Officer Fees Payable	531	2,468

Audit Fees Payable	—	19,771

Other Accrued Expenses	247	7,607

Total Liabilities	31,869	147,991

Net Assets	$20,518,794	$53,861,992

Net Assets Consist of:

Paid-in Capital	$15,929,004	$27,860,249

Total Distributable Earnings	4,589,790	26,001,743

Net Assets	$20,518,794	$53,861,992

Institutional Class Shares:

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,875,981	1,304,152

Net Asset Value,

Per share — Institutional Class	$10.94	$41.30	*

*	Redemption price per share may be less if the shares are redeemed less than 90 days from the date of purchase. See Note 2 of the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
For the six months ended
April 30, 2021 (Unaudited)

STATEMENTS OF OPERATIONS
	Small Cap Portfolio	Micro Cap Portfolio
Investment Income

Dividends	$33,890	$87,863

Less: Foreign Taxes Withheld	(570)	(27)

Total Investment Income	33,320	87,836

Expenses

Investment Advisory Fees	71,980	184,463

Administration Fees	19,931	54,453

Trustees’ Fees	5,100	12,826

Chief Compliance Officer Fees	1,403	3,318

Transfer Agent Fees	42,280	65,176

Registration and Filing Fees	12,269	12,350

Audit Fees	6,075	11,777

Legal Fees	5,725	14,092

Printing Fees	2,821	7,593

Custodian Fees	2,481	2,480

Other Expenses	6,055	13,582

Expenses Before Expense Waiver, Reimbursement and Fees Paid Indirectly	176,120	382,110

Less:

Waiver of Investment Advisory Fees	(85,659)	(75,366)

Fees Paid Indirectly(1)	(4,753)	(3,971)

Net Expenses After Expense Waiver, Reimbursement and Fees Paid Indirectly	85,708	302,773

Net Investment Loss	(52,388)	(214,937)

Net Realized Gain on Investments	2,031,645	8,700,047

Net Change in Unrealized Appreciation on Investments	3,850,055	11,672,950

Total Net Realized and Unrealized

Gain on Investments	5,881,700	20,372,997

Net Increase in Net Assets

Resulting from Operations	$5,829,312	$20,158,060

(1)	See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Loss	$(52,388)	$(104,806)
Net Realized Gain on Investments	2,031,645	1,042,138
Net Change in Unrealized Appreciation (Depreciation) on Investments	3,850,055	(2,387,578)

Net Increase (Decrease) in Net Assets Resulting in Operations	5,829,312	(1,450,246)

Capital Share Transactions:
Issued	1,619,978	1,881,214
Redeemed	(1,235,645)	(26,726,554)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	384,333	(24,845,340)

Total Increase (Decrease) in Net Assets	6,213,645	(26,295,586)

Net Assets:
Beginning of Period/Year	14,305,149	40,600,735

End of Period/Year	$20,518,794	$14,305,149

Shares Issued and Redeemed:
Issued	151,722	254,073
Redeemed	(124,347)	(3,449,225)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	27,375	(3,195,152)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

Operations:
Net Investment Loss	$(214,937)	$(297,505)
Net Realized Gain (Loss) on Investments	8,700,047	(1,364,572)
Net Change in Unrealized Appreciation (Depreciation) on Investments	11,672,950	312,428

Net Increase (Decrease) in Net Assets Resulting in Operations	20,158,060	(1,349,649)

Distributions	—	(501,345)

Capital Share Transactions:
Issued	1,461,555	7,359,379
Reinvestment of Distributions	—	457,298
Redemption Fees(1)	164	19,632
Redeemed	(5,705,933)	(12,934,979)

Net Decrease in Net Assets from Capital Share Transactions	(4,244,214)	(5,098,670)

Total Increase (Decrease) in Net Assets	15,913,846	(6,949,664)

Net Assets:
Beginning of Period/Year	37,948,146	44,897,810

End of Period/Year	$53,861,992	$37,948,146

Shares Issued and Redeemed:
Issued	39,501	321,448
Reinvestment of Distributions	—	16,012
Redeemed	(157,173)	(518,764)

Net Decrease in Shares Outstanding from Share Transactions	(117,672)	(181,304)

(1) See Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Period or Year
	Six Months Ended April 30, 2021 (Unaudited)	Years Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value,
Beginning of Period/Year	$7.74	$8.05	$10.99	$11.16	$10.16	$13.61

Income (Loss) from
Investment Operations:
Net Investment Loss(1)	(0.03)	(0.03)	(0.03)	(0.05)	(0.03)	(0.04)
Net Realized and Unrealized Gain (Loss)	3.23	(0.28)	(0.45)	0.60	1.48	(0.64)

Total from Investment Operations	3.20	(0.31)	(0.48)	0.55	1.45	(0.68)

Distributions from:
Net Realized Gain	—	—	(2.45)	(0.72)	(0.45)	(2.77)
Return of Capital	—	—	(0.01)	—	—	—

Total Distributions	—	—	(2.46)	(0.72)	(0.45)	(2.77)

Net Asset Value,
End of Period/Year	$10.94	$7.74	$8.05	$10.99	$11.16	$10.16

Total Return†	41.34%	(3.85)%	(0.80)%	5.00%	14.49%	(5.18)%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$20,519	$14,305	$40,601	$45,107	$48,204	$41,425
Ratio of Net Expenses to Average Net Assets	1.00%(2)*	1.00%(2)	1.00%(2)	1.00%(2)	0.97%(3)	1.07%(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.96%*	1.83%	1.77%	1.68%	1.66%	1.56%
Ratio of Net Investment Loss to Average Net Assets	(0.58)%*	(0.40)%	(0.42)%	(0.41)%	(0.32)%	(0.35)%

Portfolio Turnover Rate†	29%	65%	84%	103%	84%	54%

(1)	Per share calculations were performed using average shares for the year or period.
(2)

The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have decreased by 5 basis points (bps), 5 bps, 1 bps, 5 bps, respectively.

(3)	The Ratio of Expenses to Average Net Assets includes the effect of fees paid indirectly. If these expense offsets were excluded, the ratios would have increased by 3 bps and 2 bps, respectively.

*	Annualized.

†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the year or period.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Period or Year
	Six Months Ended April 30, 2021 (Unaudited)	Years Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value,
Beginning of Period/Year	$26.69	$28.01	$35.85	$38.16	$29.20	$27.53

Income (Loss) from
Investment Operations:
Net Investment Loss(1)	(0.16)	(0.19)	(0.20)	(0.28)	(0.33)	(0.11)
Net Realized and Unrealized Gain (Loss)	14.77	(0.82)	(0.93)	2.23	9.29	1.78

Total from Investment Operations	14.61	(1.01)	(1.13)	1.95	8.96	1.67

Redemption Fees	—^	0.01	—^	—^	—^	—^

Distributions from:
Net Realized Gain	—	(0.32)	(6.71)	(4.26)	—	—

Total Distributions	—	(0.32)	(6.71)	(4.26)	—	—

Net Asset Value,
End of Period/Year	$41.30	$26.69	$28.01	$35.85	$38.16	$29.20

Total Return†	54.74%	(3.65)%	(0.55)%	5.84%	30.68%	6.07%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$53,862	$37,948	$44,898	$52,201	$50,919	$44,888
Ratio of Net Expenses to Average Net Assets	1.25%(2)*	1.25%(2)	1.25%(2)	1.25%(2)	1.25%(3)	1.36%(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.55%*	1.65%	1.54%	1.39%	1.47%	1.55%
Ratio of Net Investment Loss to Average Net Assets	(0.87)%*	(0.76)%	(0.68)%	(0.78)%	(0.97)%	(0.40)%

Portfolio Turnover Rate†	22%	69%	67%	64%	48%	62%

(1)	Per share calculations were performed using average shares for the year or period.
(2)

The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have decreased by 2 basis points (bps), 2 bps, 2 bps and 1 bp, respectively.

(3)	The Ratio of Expenses to Average Net Assets includes the effect of fees paid indirectly. If these expense offsets were excluded, the ratios would have increased by 3 bps and 1 bp, respectively.

*	Annualized.

†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the year or period.

^	Value is less than $0.005 per share.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
April 30, 2021 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997, as amended on May 15, 2012 and August 18, 2020. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 43 funds. The financial statements herein are those of the Rice Hall James Small Cap Portfolio (“Small Cap Portfolio”) and Rice Hall James Micro Cap Portfolio (“Micro Cap Portfolio”) (each a “Fund” and collectively the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The investment objective of the Small Cap Portfolio is maximum capital appreciation. The Small Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. small cap companies with market capitalizations that, at the time of initial purchase, fall within the range of the companies in the Russell 2000 Index at reconstitution each June. The investment objective of the Micro Cap Portfolio is maximum capital appreciation. The Micro Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. micro cap companies that, at the time of initial purchase, fall within the range of companies in the Russell Microcap Index at reconstitution each June. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or approximately 4:00

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pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded, it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2021, there were no securities valued in accordance with the fair value procedures.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session of the exchange on which the security is principally traded.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices

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(unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speed, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indicator of the risk associated with investing in these securities.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2021, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” (i.e., a greater than 50% probability) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e.,

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
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the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended April 30, 2021, the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Each Fund distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. Each fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Redemption Fees — The Micro Cap Portfolio imposes a 2.00% redemption fee on the value of Institutional Class shares redeemed fewer than 90 days from the date of purchase. The redemption fee is recorded as an increase to paid-in capital. The Micro Cap Portfolio imposed redemption fees of $164 and $19,632 for the six months ended April 30, 2021 and the year ended October 31, 2020, respectively.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include

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regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Commission Recapture, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended April 30, 2021, the Small Cap Portfolio and Micro Cap Portfolio paid $19,931 and $54,453, respectively, for these services.

The Funds direct, via a network of executing brokers, certain fund trades to the Distributor, who pays a portion of the Funds’ expenses. Under this arrangement, the Small Cap Portfolio and the Micro Cap Portfolio had expenses reduced by $4,636 and $3,840, respectively, savings that were used to pay administrative expenses. These amounts are included in “Fees Paid Indirectly” on the Statements of Operations.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds’ transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Rice Hall James & Associates, LLC (the “Adviser”). These fees are disclosed on the Statements of Operations as Shareholder Servicing fees.

DST Systems, Inc. serves as the transfer agent and dividend-disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds may earn cash management credits that can be used to offset transfer agent expenses. During the six months ended April 30, 2021, the Small Cap Portfolio and the Micro Cap Portfolio earned credits of $117 and $131, respectively, which were used to offset transfer agent expenses. These amounts are included in “Fees Paid Indirectly” on the Statements of Operations.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

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5. Investment Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. For its services, the Small Cap Portfolio and the Micro Cap Portfolio have a fee calculated at an annual rate of 0.80% and 0.75% of each Fund’s average daily net assets, respectively. The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and non-routine expenses (collectively “excluded expenses”)) from exceeding certain levels as set forth below until February 28, 2022. Refer to waiver of investment advisory fees on the Statements of Operations for fees waived for the six months ended April 30, 2021. In addition, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee reduction and/or expense reimbursement and (ii) at the time of the recoupment.

RHJ Fund	Contractual Expense Limitation
Small Cap Portfolio	1.00%
Micro Cap Portfolio	1.25%

As of April 30, 2021, the Adviser may seek as reimbursement of previously reduced fees for the Funds as follows:

RHJ Fund	Expiring 2022	Expiring 2023	Expiring 2024	Total
Small Cap Portfolio	$372,705	$292,230	$158,632	$823,567
Micro Cap Portfolio	104,475	118,099	168,357	390,931

6. Investment Transactions:

For the six months ended April 30, 2021, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

RHJ Fund	Purchases	Sales
Small Cap Portfolio	$5,523,764	$5,084,692
Micro Cap Portfolio	10,395,736	17,062,694

There were no purchases or sales of long-term U.S. Government Securities.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized

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gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent.

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

RHJ Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total

Small Cap Portfolio

2020	$-	$-	$-	$-

2019	1,474,205	8,345,097	40,146	9,859,448

Micro Cap Portfolio

2020	-	501,345	-	501,345

2019	785,181	8,807,437	-	9,592,618

As of October 31, 2020, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

RHJ Fund	Capital Loss Carry Forward -Short-Term	Late-Year Loss Deferral	Unrealized Appreciation	Total Distributable Earnings (Accumulated Losses)
Small Cap Portfolio	$(2,713,884)	$(89,246)	$1,563,608	$(1,239,522)
Micro Cap Portfolio	(1,329,377)	(253,098)	7,426,158	5,843,683

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and retain their character as either short-term or long-term capital losses. During the year ended October 31, 2020, Small Cap Portfolio utilized $1,228,744 in capital loss carryforwards to offset capital gain.

Late-year loss deferrals represent ordinary losses realized on investment transactions from January 1, 2020 through October 31, 2020, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

For Federal income tax purposes, the difference between Federal tax cost and book cost is due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

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The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2021, were as follows:

RHJ Fund	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation

Small Cap Portfolio	$14,782,029	$5,899,023	$(163,044)	$5,735,979
Micro Cap Portfolio	34,701,383	19,823,583	(630,642)	19,192,941

8. Concentration of Risks:

Equity Risk (Small Cap Portfolio, Micro Cap Portfolio) — Since the Funds purchase equity securities, the Funds are subject to equity risk, or the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and accordingly the value of the Funds’ equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

Small-Capitalization Company Risk (Small Cap Portfolio, Micro Cap Portfolio) —The small-capitalization companies in which the Funds will invest may be more vulnerable to adverse business or economic events as compared to larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have comparatively limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Growth Style Risk (Small Cap Portfolio, Micro Cap Portfolio) — The Funds pursue a “growth style” of investing, meaning that the Funds invest in equity securities of companies that the Adviser believes can potentially offer above-average rates of earnings growth and that therefore may experience stock price increases that exceed the increases observed in the benchmark or in the stock’s peer universe. Over time and in different market environments, growth-style investing may fall in or out of favor, and in the latter case, the Funds may underperform other equity funds that rely on different investing styles or pursue different objectives.

Micro-Capitalization Company Risk (Micro Cap Portfolio) — Micro-capitalization companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less financially secure than large-, mid and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, as compared to the volume

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of information available about larger peers, there may be less public information available about these companies. Micro-capitalization stock prices may be more volatile than stock prices corresponding to large-, mid- and small-capitalization companies, and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

Market Risk (Small Cap Portfolio, Micro Cap Portfolio) — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Funds invest may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Funds invest, which in turn could negatively impact the Funds’ performance and cause losses on your investment in the Funds.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Funds. A more complete description of risks associated with the Funds is included in the prospectus and statement of additional information.

9. Other:

At April 30, 2021, the percentage of total shares outstanding held by a limited number of shareholders for each Fund, (shareholder segments comprised of omnibus accounts that were held on behalf of individual shareholders), each owning 10% or greater of the aggregate shares outstanding, was as follows:

RHJ Fund	No. of Shareholders	% Ownership
Small Cap Portfolio	2	41%
Micro Cap Portfolio	1	49%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, remote, based on experience, the risk of loss from such claims is considered remote.

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10. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments to the financial statements were required.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, you hold an investment that is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period (November 1, 2020 through April 30, 2021).

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses, after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — and does NOT represent your Fund’s actual return — the account values shown may not apply to your specific investment.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratios	Expenses Paid During Period*

Actual Fund Return

Small Cap Portfolio	$1,000.00	$1,413.40	1.00%	$5.98

Micro Cap Portfolio	1,000.00	1,547.40	1.25	7.90

Hypothetical 5% Return

Small Cap Portfolio	$1,000.00	$1,019.84	1.00%	$5.01

Micro Cap Portfolio	1,000.00	1,018.60	1.25	6.26

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period shown).

The Rice Hall James Funds

P.O. Box 219009

Kansas City, MO 64121

866-474-5669

www.rhjfunds.com

Adviser:

Rice Hall James & Associates, LLC

600 West Broadway, Suite 1000

San Diego, CA 92101

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

RHJ-SA-001-2000

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.    Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or §240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.    Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2021

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: July 9, 2021